Offerings - Offering: 1 shares in Thousands	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value euro 0.12 per share, to be issued under the ESPP
Amount Registered | shares	1,150
Proposed Maximum Offering Price per Unit	26.76
Maximum Aggregate Offering Price	$ 30,774,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,249.89
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional ordinary shares in the share capital of NewAmsterdam Pharma Company N.V. (the “Company”), nominal value of €0.12 per share (the “Ordinary Shares”), that may become issuable under the NewAmsterdam Pharma Company N.V. 2026 Employee Stock Purchase Plan (the “ESPP”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Company’s Ordinary Shares.

(2)	Represents Ordinary Shares reserved for issuance under ESPP and registered hereby.

(3)

Estimated in accordance with Rule 457(c) and (h) under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated based on $31.48, the average of the high and low sale prices of the Company’s Ordinary Shares as reported on the Nasdaq Global Select Market on June 2, 2026. Pursuant to the ESPP, the purchase price of the Ordinary Shares reserved for issuance thereunder will be 85% of the lower of the fair market value of the Ordinary Shares on (i) the first day of the applicable offering period and (ii) the exercise date.